Investments in equity-accounted Investees (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Investments in equity-accounted Investees [Abstract]
Schedule of interests in other entities [text block]
Investments in equity-accounted investees at the reporting dates consisted of the following:

	December 31,
	2017	2016
	(in thousands)
Associates	$5,286,487	4,853,325
Joint ventures	310,800	325,012
	$5,597,287	5,178,337

Schedule of interests in associates [text block]
		Principal	December 31, 2017		December 31, 2016
Name of associate	Principal activities	place of business	Ownership interest	Amount	Ownership interest	Amount
			%	(in thousands)%		(in thousands)
Lextar Electronics Corp. (“Lextar”)	Manufacturing and sales of Light Emitting Diode	Taiwan ROC	27	$3,104,955	25	$3,082,856
Raydium Semiconductor Corporation (“Raydium”)	IC design	Taiwan ROC	18	678,908	18	712,829
Star River Energy Corp. (“SREC”)	Holding company	Taiwan ROC	34	533,840	34	531,805
Daxin Materials Corp. (“Daxin”)	Research, manufacturing, and sales of display related chemicals	Taiwan ROC	25	573,571	25	525,835
SSEC	Holding company	Taiwan ROC	37	369,153	-	-
Others				26,060		-
				$5,286,487		$4,853,325

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates.

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
The Company’s share of profits of associates	$251,699	18,644	248,165
The Company’s share of other comprehensive loss of associates	(62,084)	(29,460)	(71,585)
The Company’s share of total comprehensive income (loss) of associates	$189,615	(10,816)	176,580

Schedule of joint ventures [text block]
There is no individually significant joint venture for the Company. The following table summarized the amount recognized by the Company at its share of those joint ventures.

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
The Company’s share of profits (losses) of joint ventures	$(12,693)	82,134	201,287
The Company’s share of other comprehensive income (loss) of joint ventures	-	(314,710)	394,132
The Company’s share of total comprehensive income (loss) of joint ventures	$(12,693)	(232,576)	595,419